                               VARIABLE ACCOUNT B
                       OF MONARCH LIFE INSURANCE COMPANY

                                 ANNUAL REPORT
                               DECEMBER 31, 1998

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policy owners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.





[MONARCH LIFE INSURANCE LOGO]


The investment results presented in this report are historical and are no indication of future performance.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Receiver of Monarch Life Insurance Company and Policyholders of Variable Account B of Monarch Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of the Money, Bond, Aggressive Growth, Growth, Multiple Strategies and High Income Divisions at December 31, 1998 and 1997, the U.S. Treasury Securities, Series B through G 1999 Trust through 2000 Trust and 2005 Trust through 2010 Trust Divisions at December 31, 1998, the U.S. Treasuries Trust, Series D 1998 Series Division at December 31, 1998, and the U.S. Treasuries Trust, Series A through F 1996 Series through 2000 Series and 2005 Series through 2010 Series Divisions at December 31, 1997 (constituting Variable Account B of Monarch Life Insurance Company) and the results of each of their operations and changes in their net assets for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Monarch Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1998, by correspondence with the Funds and the Trust, provide a reasonable basis for the opinion expressed above.


PRICEWATERHOUSECOOPERS LLP
Boston, Massachusetts
February 22, 1999

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998
-------------------------------------------------------------------------------

ASSETS                                                                             COST            SHARES/UNITS      MARKET VALUE
                                                                               -------------       -------------    --------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
  Oppenheimer Money Fund                                                        $ 24,693,955        24,693,955      $ 24,693,955
  Oppenheimer Bond Fund                                                            6,055,890           509,512         6,277,183
  Oppenheimer Aggressive Growth Fund*                                             19,441,545           477,546        21,408,378
  Oppenheimer Growth Fund                                                         32,654,166           989,003        36,266,751
  Oppenheimer Multiple Strategies Fund                                            42,069,706         2,902,263        49,483,588
  Oppenheimer High Income Fund                                                     9,968,891           910,148        10,029,831
                                                                                ------------                        ------------
                                                                                 134,884,153                         148,159,686
                                                                                ------------                        ------------

Investment in The Merrill Lynch Fund of
  Stripped U.S. Treasury Securities,
  Series B through G -
  at Market Value (Note 2):
  1999 Trust                                                                         358,426           362,713           361,052
  2000 Trust                                                                       2,857,288         3,007,590         2,866,564
  2005 Trust                                                                       2,076,623         2,718,398         2,058,833
  2006 Trust                                                                       1,376,899         1,866,834         1,373,019
  2007 Trust                                                                         156,137           223,730           155,495
  2008 Trust                                                                         271,491           419,691           270,927
  2009 Trust                                                                          30,815            50,796            30,970
  2010 Trust                                                                         486,636           859,313           487,935
                                                                                ------------                        ------------
                                                                                   7,614,315                           7,604,795
                                                                                ------------                        ------------
Total Invested Assets                                                           $142,498,468                         155,764,481
                                                                                ============

Dividend Receivable                                                                                                       44,827
Pending Trades                                                                                                           221,232
                                                                                                                    ------------
  Total Assets                                                                                                       156,030,540
                                                                                                                    ------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                                                948,270
                                                                                                                    ------------
  Total Liabilities                                                                                                      948,270
                                                                                                                    ------------

  Net Assets                                                                                                        $155,082,270
                                                                                                                    ============


NET ASSETS
For Variable Life Insurance Policies                                                                                $154,670,795
Unamortized Allocated Policy Loading, Net
     of Amounts Provided for Future Policy Benefits (Note 6)                                                             411,475
                                                                                                                    ------------
  Total Net Assets                                                                                                  $155,082,270
                                                                                                                    ============


*Prior to May 1, 1998, this Fund was named Oppenheimer Capital Appreciation
Fund.

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1997
-------------------------------------------------------------------------------

ASSETS                                                                 COST        SHARES/UNITS       MARKET VALUE
                                                                  ------------ -   -------------      ------------
Investment in Oppenheimer Variable Account Funds,
at Market Value (Note 2):
  Oppenheimer Money Fund                                          $ 21,136,111        21,136,111      $ 21,136,111
  Oppenheimer Bond Fund                                              6,225,880           538,094         6,408,702
  Oppenheimer Capital Appreciation Fund                             22,458,204           535,052        21,915,725
  Oppenheimer Growth Fund                                           31,368,593           954,727        30,971,350
  Oppenheimer Multiple Strategies Fund                              44,479,330         3,146,972        53,529,994
  Oppenheimer High Income Fund                                      13,946,626         1,222,160        14,079,279
                                                                  ------------                        ------------
                                                                   139,614,744                         148,041,161
                                                                  ------------                        ------------

Investment in Oppenheimer Zero Coupon
  U.S. Treasuries Trust,
  Series A through F --
  at Market Value (Note 2):
  1998 Series                                                          631,982           728,148           713,956
  1999 Series                                                          257,833           333,994           309,579
  2000 Series                                                        2,328,199         3,903,624         3,369,218
  2005 Series                                                        1,536,524         3,124,593         2,052,264
  2006 Series                                                          806,259         2,100,389         1,313,352
  2007 Series                                                          114,108           295,051           173,700
  2008 Series                                                          273,005           633,545           336,850
  2009 Series                                                           29,365            68,458            35,312
  2010 Series                                                          521,409         1,193,188           587,108
                                                                  ------------                        ------------
                                                                     6,498,684                           8,891,339
                                                                  ------------                        ------------
Total Invested Assets                                             $146,113,428                         156,932,500
                                                                  ============

Dividend Receivable                                                                                         43,051
Pending Trades                                                                                           1,004,643
                                                                                                      ------------
  Total Assets                                                                                         157,980,194
                                                                                                      ------------

LIABILITIES
Payable to Monarch Life Insurance Company                                                                1,073,526
                                                                                                      ------------
  Total Liabilities                                                                                      1,073,526
                                                                                                      ------------

  Net Assets                                                                                          $156,906,668
                                                                                                      ============

NET ASSETS
For Variable Life Insurance Policies                                                                  $156,278,970
Unamortized Allocated Policy Loading, Net of Amounts
     Provided for Future Policy Benefits (Note 6)                                                          627,698
                                                                                                      ------------
  Total Net Assets                                                                                    $156,906,668
                                                                                                      ============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998,1997, and 1996


                                                                       TOTALS-ALL DIVISIONS
                                                       ------------------------------------------------------
                                                             1998                1997             1996
                                                       -------------       -------------       -------------
Investment Income:
  Dividends (Note 2)                                   $   9,140,797       $   9,179,780       $  10,079,958
Expenses:
  Risk Charges and Administrative Expenses (Note 3)         (996,721)         (1,027,845)         (1,042,599)
   Transaction Charges (Note 4)                              (27,768)            (34,178)            (41,023)
                                                       -------------       -------------       -------------
    Net Investment Income (Loss)                           8,116,308           8,117,757           8,996,336


Net Realized Gains                                         4,922,445          12,239,968          14,430,401
Net Unrealized Gains (Losses)                              2,446,941             881,888          (3,059,189)
                                                       -------------       -------------       -------------
  Net Realized and Unrealized Gains                        7,369,386          13,121,856          11,371,212
                                                       -------------       -------------       -------------

Net Increase in Net Assets
  Resulting from Operations                               15,485,694          21,239,613          20,367,548
                                                       -------------       -------------       -------------

Transfers of Net Premiums                                    977,164           1,174,323           1,303,170
Transfers of Policy Loading, Net                            (242,069)           (611,411)           (880,777)
Transfers Due to Deaths                                   (2,473,487)         (1,658,171)         (1,489,263)
Transfers Due to Other Terminations                      (11,534,142)        (15,948,657)        (16,999,636)
Transfers Due to Policy Loans                             (1,098,416)         (2,825,734)         (2,996,570)
Transfers of Cost of Insurance                            (2,619,332)         (2,537,353)         (2,390,359)
Transfers of Loan Processing Charges                        (319,810)           (341,397)           (360,068)
Transfers Among Investment Divisions                            --                  --                  --
                                                       -------------       -------------       -------------

Net Decrease in Net Assets
  Resulting from Principal Transactions                  (17,310,092)        (22,748,400)        (23,813,503)
                                                       -------------       -------------       -------------

Total Decrease in Net Assets                              (1,824,398)         (1,508,787)         (3,445,955)
Net Assets - Beginning of Year                           156,906,668         158,415,455         161,861,410
                                                       -------------       -------------       -------------
Net Assets - End of Year                               $ 155,082,270       $ 156,906,668       $ 158,415,455
                                                       =============       =============       =============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998
-------------------------------------------------------------------------------

                                                                                                              AGGRESSIVE
                                                                             MONEY              BOND            GROWTH
                                                                             FUND               FUND             FUND
                                                           TOTAL           DIVISION            DIVISION        DIVISION*
                                                       --------------    --------------     ------------     -------------
Investment Income:
  Dividends (Note 2)                                   $   9,140,797     $   1,265,819     $     200,920     $     596,625
Expenses:
  Risk Charges and Administrative Expenses (Note 3)         (996,721)         (164,797)          (38,374)         (127,253)
   Transaction Charges (Note 4)                              (27,768)             --                --                --
                                                       -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                           8,116,308         1,101,022           162,546           469,372
                                                       -------------     -------------     -------------     -------------

Net Realized Gains (Losses)                                4,922,445              --             156,478          (176,020)
Net Unrealized Gains (Losses)                              2,446,941              --              38,471         2,509,312
                                                       -------------     -------------     -------------     -------------
  Net Realized and Unrealized Gains                        7,369,386              --             194,949         2,333,292
                                                       -------------     -------------     -------------     -------------

Net Increase in Net Assets
  Resulting from Operations                               15,485,694         1,101,022           357,495         2,802,664
                                                       -------------     -------------     -------------     -------------

Transfers of Net Premiums                                    977,164           311,935            29,159           138,372
Transfers of Policy Loading, Net                            (242,069)          (95,216)           (8,792)          (41,663)
Transfers Due to Deaths                                   (2,473,487)         (342,541)         (297,833)         (442,273)
Transfers Due to Other Terminations                      (11,534,142)       (3,524,009)         (212,948)       (1,598,266)
Transfers Due to Policy Loans                             (1,098,416)         (241,550)          (36,348)         (125,984)
Transfers of Cost of Insurance                            (2,619,332)         (454,342)         (129,929)         (303,815)
Transfers of Loan Processing Charges                        (319,810)          (69,753)          (20,719)          (34,426)
Transfers Among Investment Divisions                            --           6,945,835           188,396        (1,447,948)
                                                       -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (17,310,092)        2,530,359          (489,014)       (3,856,003)
                                                       -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                   -1,824,398         3,631,381          (131,519)       (1,053,339)
Net Assets - Beginning of Year                           156,906,668        20,186,215         6,408,702        22,143,166
                                                       -------------     -------------     -------------     -------------
Net Assets - End of Year                               $ 155,082,270     $  23,817,596     $   6,277,183     $  21,089,827
                                                       ============-     =============     =============     =============


                                                                            MULTIPLE          HIGH
                                                           GROWTH          STRATEGIES        INCOME
                                                            FUND              FUND             FUND              1998
                                                          DIVISION          DIVISION         DIVISION          DIVISION**
                                                        -------------     -------------     -------------     ------------
Investment Income:
  Dividends (Note 2)                                    $   3,034,705     $   3,386,909     $     655,819     $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          (208,747)         (328,652)          (77,047)           (1,704)
   Transaction Charges (Note 4)                                  --                --                --                (903)
                                                        -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                            2,825,958         3,058,257           578,772            (2,607)
                                                        -------------     -------------     -------------     -------------

Net Realized Gains (Losses)                                   357,235         1,654,790          (297,283)           96,937
Net Unrealized Gains (Losses)                               4,009,828        (1,636,782)          (71,713)          (81,974)
                                                        -------------     -------------     -------------     -------------
  Net Realized and Unrealized Gains                         4,367,063            18,008          (368,996)           14,963
                                                        -------------     -------------     -------------     -------------

Net Increase in Net Assets
  Resulting from Operations                                 7,193,021         3,076,265           209,776            12,356
                                                        -------------     -------------     -------------     -------------

Transfers of Net Premiums                                     166,924           294,947            19,087              --
Transfers of Policy Loading, Net                              (41,128)          (59,762)          (10,080)             (591)
Transfers Due to Deaths                                      (296,846)         (846,730)          (71,371)             --
Transfers Due to Other Terminations                        (1,775,367)       (2,775,187)         (976,133)            1,402
Transfers Due to Policy Loans                                  92,570          (411,537)         (300,414)           (5,380)
Transfers of Cost of Insurance                               (532,474)         (824,511)         (233,254)           (1,729)
Transfers of Loan Processing Charges                          (72,764)          (84,237)          (23,956)               44
Transfers Among Investment Divisions                          376,015        (2,415,654)       (2,663,104)         (718,538)
                                                        -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    (2,083,070)       (7,122,671)       (4,259,225)         (724,792)
                                                        -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                     5,109,951        (4,046,406)       (4,049,449)         (712,436)
Net Assets - Beginning of Year                             31,669,750        53,529,994        14,079,280           712,436
                                                        -------------     -------------     -------------     -------------
Net Assets - End of Year                                $  36,779,701     $  49,483,588     $  10,029,831     $        --
                                                        =============     =============     =============     =============


*        Prior to May 1, 1998, this Division was named Capital Appreciation Fund
         Division

** The Division reflects the operations and changes in net assets of the Oppenheimer Trust (See Note 1)

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1998 (CONTINUED)
-------------------------------------------------------------------------------

                                                            1999          2000            2005            2006
                                                         DIVISION*      DIVISION*       DIVISION*       DIVISION*
                                                       -----------     -----------     -----------     -----------
Investment Income:
  Dividends (Note 2)                                   $      --       $      --       $      --       $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)         (2,117)        (19,384)        (12,996)         (8,136)
   Transaction Charges (Note 4)                             (1,187)        (10,523)         (6,907)         (4,457)
                                                       -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                            (3,304)        (29,907)        (19,903)        (12,593)
                                                       -----------     -----------     -----------     -----------

Net Realized Gains (Losses)                                 73,250       1,259,579         768,954         674,761
Net Unrealized Gains (Losses)                              (49,120)     (1,031,743)       (533,530)       (510,973)
                                                       -----------     -----------     -----------     -----------
  Net Realized and Unrealized Gains                         24,130         227,836         235,424         163,788
                                                       -----------     -----------     -----------     -----------

Net Increase in Net Assets
  Resulting from Operations                                 20,826         197,929         215,521         151,195
                                                       -----------     -----------     -----------     -----------

Transfers of Net Premiums                                    5,586           1,249           1,235             991
Transfers of Policy Loading, Net                              (304)         (7,108)          5,684           6,245
Transfers Due to Deaths                                       --           (40,970)        (40,478)        (51,634)
Transfers Due to Other Terminations                        (35,335)       (568,575)        (48,652)        (18,164)
Transfers Due to Policy Loans                                5,614         (30,734)         (8,315)         (4,714)
Transfers of Cost of Insurance                              (6,598)        (48,856)        (36,498)        (25,872)
Transfers of Loan Processing Charges                          (505)         (5,067)         (4,180)         (2,230)
Transfers Among Investment Divisions                        62,177            (508)        (77,749)          3,849
                                                       -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     30,635        (700,569)       (208,953)        (91,529)
                                                       -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                     51,461        (502,640)          6,568          59,666
Net Assets - Beginning of Year                             309,563       3,369,128       2,052,209       1,313,317
                                                       -----------     -----------     -----------     -----------
Net Assets - End of Year                               $   361,024     $ 2,866,488     $ 2,058,777     $ 1,372,983
                                                       ===========     ===========     ===========     ===========

                                                           2007           2008            2009             2010
                                                         DIVISION*      DIVISION*       DIVISION*        DIVISION*
                                                        -----------     -----------     -----------     -----------
Investment Income:
  Dividends (Note 2)                                    $      --       $      --       $      --       $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)            (949)         (2,277)           (224)         (4,064)
   Transaction Charges (Note 4)                                (479)         (1,176)           (103)         (2,033)
                                                        -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                             (1,428)         (3,453)           (327)         (6,097)
                                                        -----------     -----------     -----------     -----------

Net Realized Gains (Losses)                                  79,207         114,350          10,029         150,178
Net Unrealized Gains (Losses)                               (60,234)        (64,409)         (5,792)        (64,400)
                                                        -----------     -----------     -----------     -----------
  Net Realized and Unrealized Gains                          18,973          49,941           4,237          85,778
                                                        -----------     -----------     -----------     -----------

Net Increase in Net Assets
  Resulting from Operations                                  17,545          46,488           3,910          79,681
                                                        -----------     -----------     -----------     -----------

Transfers of Net Premiums                                     2,490           3,180           2,009            --
Transfers of Policy Loading, Net                                567           1,197             517           8,365
Transfers Due to Deaths                                     (42,811)           --              --              --
Transfers Due to Other Terminations                            (672)             (4)             (3)         (2,229)
Transfers Due to Policy Loans                                  --              --              --           (31,624)
Transfers of Cost of Insurance                               (3,869)         (7,376)           (536)         (9,673)
Transfers of Loan Processing Charges                           (254)           (567)            (95)         (1,101)
Transfers Among Investment Divisions                          8,796        (108,844)        (10,149)       (142,574)
                                                        -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (35,753)       (112,414)         (8,257)       (178,836)
                                                        -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                     (18,208)        (65,926)         (4,347)        (99,155)
Net Assets - Beginning of Year                              173,690         336,832          35,310         587,076
                                                        -----------     -----------     -----------     -----------
Net Assets - End of Year                                $   155,482     $   270,906     $    30,963     $   487,921
                                                        ===========     ===========     ===========     ===========


* The Divisions reflect the operations and changes in net assets in the Oppenheimer Trust through October 28, 1998 (See Note 1)

   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
-------------------------------------------------------------------------------

                                                                            MONEY              BOND
                                                                             FUND              FUND
                                                           TOTAL            DIVISION         DIVISION
                                                       -------------     -------------     -------------
Investment Income:
  Dividends (Note 2)                                   $   9,179,780     $   1,341,049     $     407,637
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       (1,027,845)         (171,531)          (38,448)
   Transaction Charges (Note 4)                              (34,178)             --                --
                                                       -------------     -------------     -------------
    Net Investment Income (Loss)                           8,117,757         1,169,518           369,189
                                                       -------------     -------------     -------------

Net Realized Gains                                        12,239,968              --             116,077
Net Unrealized Gains (Losses)                                881,888              --              27,012
                                                       -------------     -------------     -------------
  Net Realized and Unrealized Gains                       13,121,856              --             143,089
                                                       -------------     -------------     -------------

Net Increase in Net Assets
  Resulting from Operations                               21,239,613         1,169,518           512,278
                                                       -------------     -------------     -------------

Transfers of Net Premiums                                  1,174,323           244,593            40,441
Transfers of Policy Loading, Net                            (611,411)         (135,232)          (25,351)
Transfers Due to Deaths                                   (1,658,171)         (182,693)         (162,624)
Transfers Due to Other Terminations                      (15,948,657)       (3,344,904)         (436,207)
Transfers Due to Policy Loans                             (2,825,734)       (1,071,149)         (155,523)
Transfers of Cost of Insurance                            (2,537,353)         (430,113)         (138,222)
Transfers of Loan Processing Charges                        (341,397)          (68,556)          (25,417)
Transfers Among Investment Divisions                            --            (749,079)          204,386
                                                       -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (22,748,400)       (5,737,133)         (698,517)
                                                       -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                   (1,508,787)       (4,567,615)         (186,239)
Net Assets - Beginning of Year                           158,415,455        24,753,830         6,594,941
                                                       -------------     -------------     -------------
Net Assets - End of Year                               $ 156,906,668     $  20,186,215     $   6,408,702
                                                       =============     =============     =============


                                                          CAPITAL                             MULTIPLE
                                                        APPRECIATION          GROWTH          STRATEGIES
                                                            FUND               FUND             FUND
                                                          DIVISION            DIVISION         DIVISION
                                                        --------------     -------------     --------------
Investment Income:
  Dividends (Note 2)                                     $   1,004,837     $   1,586,036     $   3,757,621
Expenses:
  Risk Charges and Administrative Expenses (Note 3)           (139,893)         (196,798)         (331,151)
   Transaction Charges (Note 4)                                   --                --                --
                                                         -------------     -------------     -------------
    Net Investment Income (Loss)                               864,944         1,389,238         3,426,470
                                                         -------------     -------------     -------------

Net Realized Gains                                           2,044,573         6,354,462         1,429,229
Net Unrealized Gains (Losses)                                 (617,863)         (728,115)        3,074,162
                                                         -------------     -------------     -------------
  Net Realized and Unrealized Gains                          1,426,710         5,626,347         4,503,391
                                                         -------------     -------------     -------------

Net Increase in Net Assets
  Resulting from Operations                                  2,291,654         7,015,585         7,929,861
                                                         -------------     -------------     -------------

Transfers of Net Premiums                                      217,048           237,523           374,184
Transfers of Policy Loading, Net                               (77,953)          (94,634)         (193,971)
Transfers Due to Deaths                                       (119,796)         (163,063)         (501,326)
Transfers Due to Other Terminations                         (1,604,255)       (5,550,796)       (3,442,970)
Transfers Due to Policy Loans                                 (672,449)         (239,476)         (449,332)
Transfers of Cost of Insurance                                (298,433)         (491,597)         (783,651)
Transfers of Loan Processing Charges                           (37,797)          (73,694)          (91,446)
Transfers Among Investment Divisions                        (1,855,148)        4,910,762          (165,889)
                                                         -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (4,448,783)       (1,464,975)       (5,254,401)
                                                         -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                     (2,157,129)        5,550,610         2,675,460
Net Assets - Beginning of Year                              24,300,295        26,119,140        50,854,534
                                                         -------------     -------------     -------------
Net Assets - End of Year                                 $  22,143,166     $  31,669,750     $  53,529,994
                                                         =============     =============     =============

                                                            HIGH
                                                           INCOME
                                                             FUND             1997              1998
                                                           DIVISION         DIVISION          DIVISION
                                                          ------------     -------------     -----------
Investment Income:
  Dividends (Note 2)                                     $   1,082,600     $        --       $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)            (85,498)           (8,362)           (4,937)
   Transaction Charges (Note 4)                                   --              (4,364)           (2,583)
                                                         -------------     -------------     -------------
    Net Investment Income (Loss)                               997,102           (12,726)           (7,520)
                                                         -------------     -------------     -------------

Net Realized Gains                                             676,371           801,962            63,662
Net Unrealized Gains (Losses)                                 (117,236)         (733,476)          (21,221)
                                                         -------------     -------------     -------------
  Net Realized and Unrealized Gains                            559,135            68,486            42,441
                                                         -------------     -------------     -------------

Net Increase in Net Assets
  Resulting from Operations                                  1,556,237            55,760            34,921
                                                         -------------     -------------     -------------

Transfers of Net Premiums                                       35,993             1,554              --
Transfers of Policy Loading, Net                               (46,033)           (8,101)           (3,468)
Transfers Due to Deaths                                       (134,686)          (12,112)          (44,961)
Transfers Due to Other Terminations                           (923,609)         (233,016)          (40,958)
Transfers Due to Policy Loans                                  (78,045)           23,187            (1,459)
Transfers of Cost of Insurance                                (241,622)          (19,703)          (10,401)
Transfers of Loan Processing Charges                           (30,743)           (1,930)             (881)
Transfers Among Investment Divisions                          (526,848)       (2,034,153)           (6,029)
                                                         -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (1,945,593)       (2,284,274)         (108,157)
                                                         -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                       (389,356)       (2,228,514)          (73,236)
Net Assets - Beginning of Year                              14,468,636         2,228,514           785,672
                                                         -------------     -------------     -------------
Net Assets - End of Year                                 $  14,079,280     $        --       $     712,436
                                                         =============     =============     =============


The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (CONTINUED)
-------------------------------------------------------------------------------

                                                           1999           2000            2005            2006
                                                        DIVISION        DIVISION        DIVISION        DIVISION
                                                       -----------     -----------     -----------     -----------
Investment Income:
  Dividends (Note 2)                                   $      --       $      --       $      --       $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)         (1,866)        (21,907)        (11,874)         (7,796)
   Transaction Charges (Note 4)                               (994)        (11,677)         (6,323)         (4,249)
                                                       -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                            (2,860)        (33,584)        (18,197)        (12,045)
                                                       -----------     -----------     -----------     -----------

Net Realized Gains                                           7,391         388,365         153,663          56,323
Net Unrealized Gains (Losses)                               10,644        (153,545)         48,934          79,534
                                                       -----------     -----------     -----------     -----------
  Net Realized and Unrealized Gains                         18,035         234,820         202,597         135,857
                                                       -----------     -----------     -----------     -----------

Net Increase in Net Assets
  Resulting from Operations                                 15,175         201,236         184,400         123,812
                                                       -----------     -----------     -----------     -----------

Transfers of Net Premiums                                    5,586           1,256           3,096             897
Transfers of Policy Loading, Net                              (710)        (15,436)         (5,458)         (4,255)
Transfers Due to Deaths                                       --          (208,288)        (91,411)        (37,211)
Transfers Due to Other Terminations                        (19,746)       (184,782)        (53,446)        (17,441)
Transfers Due to Policy Loans                                4,215         (57,576)        (68,431)        (15,907)
Transfers of Cost of Insurance                              (4,856)        (46,724)        (29,413)        (21,957)
Transfers of Loan Processing Charges                          (215)         (4,261)         (3,219)         (1,449)
Transfers Among Investment Divisions                        10,210          10,969         293,013            (294)
                                                       -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                     (5,516)       (504,842)         44,731         (97,617)
                                                       -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                      9,659        (303,606)        229,131          26,195
Net Assets - Beginning of Year                             299,904       3,672,734       1,823,078       1,287,122
                                                       -----------     -----------     -----------     -----------
Net Assets - End of Year                               $   309,563     $ 3,369,128     $ 2,052,209     $ 1,313,317
                                                       ===========     ===========     ===========     ===========

                                                            2007            2008            2009           2010
                                                          DIVISION        DIVISION        DIVISION        DIVISION
                                                         -----------     -----------     -----------     -----------
Investment Income:
  Dividends (Note 2)                                     $      --       $      --       $      --       $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)           (1,106)         (2,148)           (752)         (3,778)
   Transaction Charges (Note 4)                                 (544)         (1,100)           (400)         (1,944)
                                                         -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                              (1,650)         (3,248)         (1,152)         (5,722)
                                                         -----------     -----------     -----------     -----------

Net Realized Gains                                             1,825          62,588          20,002          63,475
Net Unrealized Gains (Losses)                                 16,960         (18,645)         (5,883)         20,626
                                                         -----------     -----------     -----------     -----------
  Net Realized and Unrealized Gains                           18,785          43,943          14,119          84,101
                                                         -----------     -----------     -----------     -----------

Net Increase in Net Assets
  Resulting from Operations                                   17,135          40,695          12,967          78,379
                                                         -----------     -----------     -----------     -----------

Transfers of Net Premiums                                      2,490           7,045           2,617            --
Transfers of Policy Loading, Net                                (553)           (702)            219             227
Transfers Due to Deaths                                         --              --              --              --
Transfers Due to Other Terminations                                6         (35,948)            245         (60,830)
Transfers Due to Policy Loans                                   --           (31,758)           --           (12,031)
Transfers of Cost of Insurance                                (3,398)         (6,590)         (1,606)         (9,067)
Transfers of Loan Processing Charges                            (236)           (645)             35            (943)
Transfers Among Investment Divisions                              (4)         37,022        (122,553)         (6,365)
                                                         -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                       (1,695)        (31,576)       (121,043)        (89,009)
                                                         -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                       15,440           9,119        (108,076)        (10,630)
Net Assets - Beginning of Year                               158,250         327,713         143,386         597,706
                                                         -----------     -----------     -----------     -----------
Net Assets - End of Year                                 $   173,690     $   336,832     $    35,310     $   587,076
                                                         ===========     ===========     ===========     ===========


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
-------------------------------------------------------------------------------

                                                                                                                CAPITAL
                                                                             MONEY            BOND           APPRECIATION
                                                                              FUND            FUND               FUND
                                                           TOTAL            DIVISION         DIVISION          DIVISION
                                                       -------------     -------------     -------------     -------------
Investment Income:
  Dividends (Note 2)                                   $  10,079,958     $   1,499,588     $     446,626     $   1,407,286
Expenses:
  Risk Charges and Administrative Expenses (Note 3)       (1,042,599)         (201,405)          (43,143)         (161,692)
   Transaction Charges (Note 4)                              (41,023)             --                --                --
                                                       -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                           8,996,336         1,298,183           403,483         1,245,594
                                                       -------------     -------------     -------------     -------------

Net Realized Gains                                        14,430,401              --              23,934         4,279,361
Net Unrealized Gains (Losses)                             (3,059,189)             --            (155,563)         (778,135)
                                                       -------------     -------------     -------------     -------------
  Net Realized and Unrealized Gains (Losses)              11,371,212              --            (131,629)        3,501,226
                                                       -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                               20,367,548         1,298,183           271,854         4,746,820
                                                       -------------     -------------     -------------     -------------

Transfers of Net Premiums                                  1,303,170           295,769            45,108           263,842
Transfers of Policy Loading, Net                            (880,777)         (144,629)          (48,273)         (144,225)
Transfers Due to Deaths                                   (1,489,263)         (508,452)          (83,396)          (94,147)
Transfers Due to Other Terminations                      (16,999,636)       (5,815,334)         (507,075)       (3,776,263)
Transfers Due to Policy Loans                             (2,996,570)         (209,536)         (187,686)         (836,181)
Transfers of Cost of Insurance                            (2,390,359)         (484,508)         (139,301)         (292,561)
Transfers of Loan Processing Charges                        (360,068)          (88,117)          (27,924)          (34,832)
Transfers Among Investment Divisions                            --           3,971,957          (279,332)         (717,466)
                                                       -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                  (23,813,503)       (2,982,850)       (1,227,879)       (5,631,833)
                                                       -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                   (3,445,955)       (1,684,667)         (956,025)         (885,013)
Net Assets - Beginning of Year                           161,861,410        26,438,497         7,550,966        25,185,308
                                                       -------------     -------------     -------------     -------------
Net Assets - End of Year                               $ 158,415,455     $  24,753,830     $   6,594,941     $  24,300,295
                                                       =============     =============     =============     =============

                                                                            MULTIPLE           HIGH
                                                            GROWTH         STRATEGIES         INCOME
                                                            FUND              FUND             FUND              1996
                                                           DIVISION         DIVISION          DIVISION         DIVISION
                                                        -------------     -------------     -------------     -------------
Investment Income:
  Dividends (Note 2)                                    $   1,951,935     $   3,580,457     $   1,194,066     $        --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)          (157,967)         (318,275)          (82,086)           (1,106)
   Transaction Charges (Note 4)                                  --                --                --                (589)
                                                        -------------     -------------     -------------     -------------
    Net Investment Income (Loss)                            1,793,968         3,262,182         1,111,980            (1,695)
                                                        -------------     -------------     -------------     -------------

Net Realized Gains                                          4,849,715         2,790,520           657,828           489,283
Net Unrealized Gains (Losses)                              (1,359,420)          838,411            15,836          (479,806)
                                                        -------------     -------------     -------------     -------------
  Net Realized and Unrealized Gains (Losses)                3,490,295         3,628,931           673,664             9,477
                                                        -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 5,284,263         6,891,113         1,785,644             7,782
                                                        -------------     -------------     -------------     -------------

Transfers of Net Premiums                                     220,671           402,155            39,498              --
Transfers of Policy Loading, Net                             (144,153)         (267,549)          (61,459)             (369)
Transfers Due to Deaths                                      (110,269)         (354,383)          (28,611)             --
Transfers Due to Other Terminations                        (1,622,611)       (3,467,715)         (436,884)           (3,973)
Transfers Due to Policy Loans                                (286,730)         (890,719)         (325,051)           (9,669)
Transfers of Cost of Insurance                               (346,914)         (728,886)         (221,851)              349
Transfers of Loan Processing Charges                          (57,930)         (104,049)          (32,621)              867
Transfers Among Investment Divisions                       (1,905,172)         (833,074)          767,657        (1,348,955)
                                                        -------------     -------------     -------------     -------------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    (4,253,108)       (6,244,220)         (299,322)       (1,361,750)
                                                        -------------     -------------     -------------     -------------

Total Increase (Decrease) in Net Assets                     1,031,155           646,893         1,486,322        (1,353,968)
Net Assets - Beginning of Year                             25,087,985        50,207,641        12,982,314         1,353,968
                                                        -------------     -------------     -------------     -------------
Net Assets - End of Year                                $  26,119,140     $  50,854,534     $  14,468,636     $        --
                                                        =============     =============     =============     =============


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996 (CONTINUED)
-------------------------------------------------------------------------------

                                                          1997           1998             1999            2000
                                                        DIVISION        DIVISION        DIVISION        DIVISION
                                                       -----------     -----------     -----------     -----------
Investment Income:
  Dividends (Note 2)                                   $      --       $      --       $      --       $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)        (15,251)         (5,298)         (1,900)        (25,073)
   Transaction Charges (Note 4)                             (7,936)         (2,739)           (998)        (13,342)
                                                       -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                           (23,187)         (8,037)         (2,898)        (38,415)
                                                       -----------     -----------     -----------     -----------

Net Realized Gains                                         296,407          40,634           4,683         558,273
Net Unrealized Gains (Losses)                             (182,659)         (5,298)          4,943        (454,670)
                                                       -----------     -----------     -----------     -----------
  Net Realized and Unrealized Gains (Losses)               113,748          35,336           9,626         103,603
                                                       -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 90,561          27,299           6,728          65,188
                                                       -----------     -----------     -----------     -----------

Transfers of Net Premiums                                    2,720           3,839           5,586           6,714
Transfers of Policy Loading, Net                           (16,700)         (5,561)         (1,103)        (21,432)
Transfers Due to Deaths                                     (8,128)           --              --          (227,409)
Transfers Due to Other Terminations                       (373,636)        (96,187)         (5,646)       (433,324)
Transfers Due to Policy Loans                               (8,750)         (4,949)        (17,514)        (70,674)
Transfers of Cost of Insurance                             (38,557)         (9,687)         (4,403)        (52,418)
Transfers of Loan Processing Charges                        (4,444)           (664)           (257)         (4,349)
Transfers Among Investment Divisions                         3,427          16,994          41,772           5,805
                                                       -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                   (444,068)        (96,215)         18,435        (797,087)
                                                       -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                   (353,507)        (68,916)         25,163        (731,899)
Net Assets - Beginning of Year                           2,582,021         854,588         274,741       4,404,633
                                                       -----------     -----------     -----------     -----------
Net Assets - End of Year                               $ 2,228,514     $   785,672     $   299,904     $ 3,672,734
                                                       ===========     ===========     ===========     ===========

                                                           2005           2006             2007            2008
                                                         DIVISION       DIVISION         DIVISION        DIVISION
                                                        -----------     -----------     -----------     -----------
Investment Income:
  Dividends (Note 2)                                    $      --       $      --       $      --       $      --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)         (11,727)         (8,192)         (1,175)         (2,717)
   Transaction Charges (Note 4)                              (6,241)         (4,406)           (593)         (1,353)
                                                        -----------     -----------     -----------     -----------
    Net Investment Income (Loss)                            (17,968)        (12,598)         (1,768)         (4,070)
                                                        -----------     -----------     -----------     -----------

Net Realized Gains                                          186,354          98,614          11,766          62,095
Net Unrealized Gains (Losses)                              (200,826)        (85,607)        (19,750)        (72,758)
                                                        -----------     -----------     -----------     -----------
  Net Realized and Unrealized Gains (Losses)                (14,472)         13,007          (7,984)        (10,663)
                                                        -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                                 (32,440)            409          (9,752)        (14,733)
                                                        -----------     -----------     -----------     -----------

Transfers of Net Premiums                                     3,210             938           2,490           7,776
Transfers of Policy Loading, Net                            (13,446)         (6,635)         (1,004)           (879)
Transfers Due to Deaths                                     (74,468)           --              --              --
Transfers Due to Other Terminations                        (136,532)        (34,416)        (63,627)            (61)
Transfers Due to Policy Loans                               (48,919)        (35,184)           --            (2,436)
Transfers of Cost of Insurance                              (28,773)        (21,532)         (3,108)         (7,083)
Transfers of Loan Processing Charges                         (2,835)         (1,629)           (193)           (511)
Transfers Among Investment Divisions                        149,454         122,100           8,057         (89,890)
                                                        -----------     -----------     -----------     -----------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                    (152,309)         23,642         (57,385)        (93,084)
                                                        -----------     -----------     -----------     -----------

Total Increase (Decrease) in Net Assets                    (184,749)         24,051         (67,137)       (107,817)
Net Assets - Beginning of Year                            2,007,827       1,263,071         225,387         435,530
                                                        -----------     -----------     -----------     -----------
Net Assets - End of Year                                $ 1,823,078     $ 1,287,122     $   158,250     $   327,713
                                                        ===========     ===========     ===========     ===========


   The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT B
MONARCH LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996 (CONTINUED)
------------------------------------------------------------------------------

                                                          2009         2010
                                                       DIVISION      DIVISION
                                                       ---------     ---------
Investment Income:
  Dividends (Note 2)                                   $    --       $    --
Expenses:
  Risk Charges and Administrative Expenses (Note 3)         (882)       (4,710)
   Transaction Charges (Note 4)                             (476)       (2,350)
                                                       ---------     ---------
    Net Investment Income (Loss)                          (1,358)       (7,060)
                                                       ---------     ---------

Net Realized Gains                                         1,168        79,766
Net Unrealized Gains (Losses)                             (5,877)     (118,010)
                                                       ---------     ---------
  Net Realized and Unrealized Gains (Losses)              (4,709)      (38,244)
                                                       ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Operations                               (6,067)      (45,304)
                                                       ---------     ---------

Transfers of Net Premiums                                  2,854          --
Transfers of Policy Loading, Net                            (351)       (3,009)
Transfers Due to Deaths                                     --            --
Transfers Due to Other Terminations                          (65)     (226,287)
Transfers Due to Policy Loans                             (1,607)      (60,965)
Transfers of Cost of Insurance                            (2,258)       (8,868)
Transfers of Loan Processing Charges                         (84)         (496)
Transfers Among Investment Divisions                          92        86,574
                                                       ---------     ---------

Net Increase (Decrease) in Net Assets
  Resulting from Principal Transactions                   (1,419)     (213,051)
                                                       ---------     ---------

Total Increase (Decrease) in Net Assets                   (7,486)     (258,355)
Net Assets - Beginning of Year                           150,872       856,061
                                                       ---------     ---------
Net Assets - End of Year                               $ 143,386     $ 597,706
                                                       =========     =========

   The accompanying notes are an integral part of these financial statements.

MONARCH LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

NOTE 1--ORGANIZATION

Variable Account B of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of fourteen investment divisions. Six of the divisions each invest solely in the shares of the six corresponding separate funds of the Oppenheimer Variable Account Funds (the Funds), a no-load, open-end, diversified,management investment company registered under the 1940 Act. The Funds' investment advisor is Oppenheimer Funds, Inc. The other eight divisions each invest solely in the units of the corresponding series trusts of The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K (the Merrill Trust), which is registered under the 1940 Act as a unit investment trust. The sponsor of the Merrill Lynch Trust is Merrill Lynch, Pierce Fenner & Smith, Inc. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life. The portion of the Account's assets applicable to the variable life insurance policies is not chargeable with liabilities arising out of any other business Monarch Life may conduct.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum death benefit guarantee) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal
Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock)(the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some Insurance Departments have either suspended Monarch Life's certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales. In addition, Monarch Life's certificate of authority has been revoked by the insurance departments of the states of Idaho
(1998), Louisiana (1994), Michigan (1995), Missouri (1994), Nevada (1997), and
Wyoming (1992).

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance, variable life, and annuity businesses. Monarch
Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

The assets of the Account are not available to meet the general obligations of Monarch Life or Regal Re and are held for the exclusive benefit of the policyholders participating in the Account.

Prior to October 29, 1998, certain investment divisions of the Account invested solely in the units of designated series of the Oppenheimer Zero Coupon U.S. Treasuries Trust, Series A through F (the Oppenheimer Trust) which is registered under the 1940 Act as a unit investment trust. The sponsor of the Oppenheimer Trust is Oppenheimer Funds Distributor, Inc. On February 18, 1998, Monarch Life filed with the Securities and Exchange Commission, an application requesting an order approving the substitution of the Oppenheimer Trust with the Merrill Trust. On June 17, 1998, the Securities and Exchange Commission issued an order approving the substitution.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with generally accepted accounting principles.

     INVESTMENTS: The investments in shares of the Funds and in units of the Merrill Trust and the Oppenheimer Trust are stated at market value which is the net asset value per share and per unit of the respective Funds and series trusts of the Merrill Trust and the Oppenheimer Trust. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend and capital gain distributions received from the Funds and the Merrill Trust and the Oppenheimer Trust are reinvested in additional shares and units, respectively, and are recorded as income by the Account on the ex-dividend date. Capital gains distributions are included in dividend income in the Statements of Operations and Changes in Net Assets.

     FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life which is taxed as a life insurance company. Under existing federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

NOTE 3-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .75% (on an annual basis) of the policyholders' investment base.

Monarch Life makes certain deductions from the premium before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes.

For certain single premium policies, the sum of deductions (3) and (4) is included in the investment base of a policyholder in the Account on the policy issue date. Thereafter, this allocated policy loading is subtracted from that policyholder's investment base in equal installments at the beginning of the second through eleventh policy years.

NOTE 4-TRANSACTION CHARGES

Monarch Life pays all transaction charges to Merrill Lynch, Pierce, Fenner & Smith,Inc. and Oppenheimer Fund Distributor, Inc., on the sale of units of the respective trusts to the Account and deducts a daily asset charge against the assets of each series trust division in the Account for reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on an annual basis) of the policyholders' investment base.

NOTE 5-PRINCIPAL UNDERWRITER AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

NOTE 6-ALLOCATED POLICY LOADING/FUTURE POLICY BENEFITS

Unamortized allocated policy loading (note 3) was $501,738 at December 31, 1998 and $743,807 at December 31, 1997. Amounts provided for future policy benefits on certain policies in the Account were $90,263 at December 31, 1998 and $116,109 at December 31, 1997. The sum of these two items is presented as a net amount in the Statement of Net Assets at both December 31, 1998 and 1997.

NOTE 7-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Funds and units of the Merrill Trust and the Oppenheimer Trust by the Account during the year ended December 31, 1998 are shown below:

                                              Purchases                  Sales
                                             ------------             ------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
     Oppenheimer Money Fund                  $ 80,073,252             $ 76,515,408
     Oppenheimer Bond Fund                      2,522,536                2,849,004
     Oppenheimer Aggressive Growth Fund        40,644,798               43,485,436
     Oppenheimer Growth Fund                   37,566,952               36,638,613
     Oppenheimer Multiple Strategies Fund       4,752,409                8,816,922
     Oppenheimer High Income Fund              12,635,900               16,316,353
                                             ------------             ------------
     Subtotal                                 178,195,947              184,621,736
                                             ------------             ------------

OPPENHEIMER TRUST (prior to October 29, 1998)
     1998 Trust                                    78,334                  807,306
     1999 Trust                                   242,526                  573,605
     2000 Trust                                   143,199                3,731,007
     2005 Trust                                   136,442                2,442,073
     2006 Trust                                     3,217                1,484,321
     2007 Trust                                     8,495                  201,812
     2008 Trust                                     3,023                  390,999
     2009 Trust                                     1,939                   41,336
     2010 Trust                                   601,456                1,274,453
                                             ------------             ------------
     Subtotal                                  1,218,631               10,946,912
                                             ------------             ------------

MERRILL TRUST (commencing October 29, 1998)
     1999 Series                                  359,414                      982
     2000 Series                                2,914,135                   56,817
     2005 Series                                2,083,950                    7,174
     2006 Series                                1,384,647                    7,665
     2007 Series                                  156,537                      397
     2008 Series                                  374,578                  102,455
     2009 Series                                   30,920                      103
     2010 Series                                  630,542                  142,495
                                             ------------             ------------
     Subtotal                                   7,934,723                  318,088
                                             ------------             ------------
TOTAL                                        $187,349,301             $195,886,736
                                             ============             ============

VARIABLE ACCOUNT B
OF MONARCH LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
------------------------------------------------------------------------------

NOTE 8 - DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Funds, the Merrill Trust and the Oppenheimer Trust, that the Account satisfies the current requirements of the regulations.